Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Significant Accounting Policies
Traditional distribution model	$ 39,424,118	$ 38,263,069
Regional distributors	32,934,385	29,986,045
Chain drugstores, malls and supermarkets	6,489,733	8,277,024
Experience store model	24,512,067	26,798,884
Total revenues	$ 63,936,185	$ 65,061,953